Term Loan Agreement	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Term Loan Agreement [Line Items]
Term Loan Agreement

8.    Term Loan Agreement

In March 2019, the Company entered into a term loan agreement (“Term Loan Agreement”) with Silicon Valley Bank (“Lender”). The Term Loan Agreement provided access to cash for up to $12.0 million available in two tranches of $6.0 million each, and each tranche is available to the Company subject to the achievement of certain financial and clinical milestones. The draw period for each tranche expired on January 31, 2020. The Company met the financial and clinical milestones required to draw the first tranche under the Term Loan Agreement and borrowed $6.0 million on December 16, 2019.

The term loan repayment schedule provided for interest only payments through either January 31, 2020, April 30, 2020, or January 31, 2021, with respect to achievement of certain milestones, in each case followed by consecutive equal monthly payments of principal and interest in arrears starting on such dates and continuing through the original maturity date of January 1, 2023. Upon drawing on its first tranche on December 16, 2019, the Company commenced monthly principal payments on January 31, 2020.

The Term Loan Agreement provides for an interest rate equal to the greater of (i) Prime Rate or (ii) 5.25%. In an event of default, the then-effective interest rate will increase by a maximum of 5%. The Loan Agreement also provides for a final interest payment equal to 4.25% of the original principal amount of all advances made by the Lender (the “Final Payment”), which is due upon maturity or upon prepayment of the facility. The final payment will be accrued using the effective interest method over the term of the Loan Agreement. The Company has the option to prepay the outstanding principal balance, subject to a prepayment fee of 1% to 3% depending upon when the prepayment occurs.

Under the Term Loan Agreement an unused line fee equal to $0.1 million was to become due and payable on the earlier of (i) termination of the Term loan Agreement by the Company, or (ii) February 1, 2020. Upon the Company’s draw on the facility on December 16, 2019, this fee expired without becoming payable.

The Term Loan Agreement provides that an event of default will occur if, among other triggers, there occurs any circumstances that could reasonably be expected to result in a material adverse effect on the Company’s business, operations or financial condition, or on its ability to perform its obligations under the loan. The Company has disclosed in Note 1 that there is currently substantial doubt about its ability to continue as a going concern given its continuing operating losses and its current available capital resources, which could be deemed to be an event of default if such condition was considered to have a material adverse effect on the Company’s business, operations or financial condition. As a result, the Company has classified the entire debt balance under the Term Loan Agreement as a current liability given that a determination of such an event of default is outside of the Company’s control. The Term Loan Agreement also includes customary representations and warranties, other events of default and termination provisions.

In connection with the Company’s borrowing under the Term Loan Agreement, the Company incurred loan issuance costs of $0.1 million, which were recorded as a debt discount that was fully amortized to interest expense during the year ended December 31, 2019.

In connection with the Term Loan Agreement, the Company issued to the lender warrants to purchase common shares (See Note 10 — Common Stock Warrants). The fair value of the warrants was recorded as a debt discount. The initial and additional tranche of warrants issued in 2019 were measured at their issuance date fair value of $35,000 and $52,000, respectively. The debt discount from the initial warrant was fully amortized to interest expense as of December 31, 2019. Starting on January 1, 2020, the unamortized $52,000 debt discount associated with the additional warrant is being amortized to interest expense using the effective interest method over the loan term (See Note 10 — Common Stock Warrants).

In April 2020, the Company entered into an amendment to the Term Loan Agreement to defer principal but not interest payments, for a six-month period beginning on May 1, 2020 and to extend the term by six months to July 1, 2023. The amendment was accounted for as a modification under ASC 470-50 and the Company continued to amortize deferred financing costs over the new remaining term of the Term Loan. No issuance costs were incurred with the amendment.

As of December 31, 2020 and 2021, the current balance of debt, net of unamortized debt issuance cost of $29,000 and $11,000, respectively, was $5.2 million and $3.3 million, respectively.

The Company recorded interest expense of $0.3 million and $0.3 million, respectively, related to the Term Loan Agreement for the years ended December 31, 2020 and 2021. Of this amount, $23,000 and $18,000 consisted of amortization of the debt discount for the years ended December 31, 2020 and 2021, respectively.

The following table summarizes the future principal payments under the Term Loan Agreement as of December 31 2021 as follows:

Amount
(in thousands)
2022	$2,000
2023	1,422
Total	$3,422